GOODWILL AND INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL AND INDEFINITE LIVED INTANGIBLE ASSETS

Goodwill
Balance as of December 31, 2020	$2,534,275
Additions	-
Impairment	-
Balance as of December 31, 2021 and March 31, 2022	$2,534,275
Indefinite Lived Intangible Assets
Balance as of December 31, 2020	$770,000
Additions	-
Impairment	-
Balance as of December 31, 2021 and March 31, 2022	$770,000

Goodwill relates to the acquisition of ENP Investments. Indefinite lived intangible assets consist of trade secrets and trademarks related to the acquisition of ENP Investments.

Definite Life Intangible Assets
Balance as of December 31, 2020	$2,006,000
Amortization	(176,000)
Balance as of December 31, 2021	1,830,000
Amortization	(40,000)
Balance as of March 31, 2022	$1,790,000

Goodwill
Balance as of December 31, 2020 and 2021	$2,534,275

Indefinite Lived Intangible Assets
Balance as of December 31, 2020 and 2021	$770,000

Goodwill relates to the acquisition of ENP Investments. Indefinite lived intangible assets consist of trade secrets and trademarks related to the acquisition of ENP Investments.

Definite Life Intangible Assets
Balance as of December 31, 2019	$2,182,000
Amortization	(176,000)
Balance as of December 31, 2020	2,006,000
Amortization	(176,000)
Balances as of December 31, 2021	$1,830,000

SCHEDULE OF ESTIMATED FUTURE AMORTIZATION EXPENSE	Estimated amortization expense over the next five years is as follows:
2022	$160,000
2023	160,000
2024	160,000
2025	160,000
2026	160,000
Estimated amortization expense over the next five years is as follows:
2022	$160,000
2023	160,000
2024	160,000
2025	160,000
2026	160,000